Profit Before Income Tax - Summary of Annual interest rates of capitalized borrowing Costs (Detail) - Property, plant and equipment [member]	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	1.44%	1.68%	1.46%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Annual interest capitalization rates	6.70%	6.40%	6.82%